ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2024
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

10.         ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2023	2024
	RMB	RMB
Technology rights for licensed seeds	72,748	72,748
Distribution network	4,739	4,739
	77,487	77,487
Accumulated amortization	(73,877)	(73,877)
Impairment provision	(3,610)	(3,610)

Acquired intangible assets, net	—	—

Amortization expenses for the years ended September 30, 2023 and 2024 were RMB 0.79 million and RMB -nil- respectively.

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 3 to 20 years and are charged to general and administrative expenses.